UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.4%

Security	Shares	Value
Aerospace & Defense — 4.3%
Spirit AeroSystems Holdings, Inc., Class A(1)	36,931	$2,016,063
United Technologies Corp.	17,532	2,054,225

		$4,070,288

Banks — 3.0%
Citigroup, Inc.	51,788	$2,800,695

		$2,800,695

Biotechnology — 6.3%
Biogen, Inc.(1)	7,545	$2,995,289
Celgene Corp.(1)	25,613	2,931,152

		$5,926,441

Chemicals — 2.5%
Monsanto Co.	19,816	$2,318,076

		$2,318,076

Communications Equipment — 1.7%
Palo Alto Networks, Inc.(1)	9,700	$1,644,053

		$1,644,053

Diversified Financial Services — 2.9%
McGraw Hill Financial, Inc.	26,502	$2,749,582

		$2,749,582

Electrical Equipment — 2.0%
Eaton Corp. PLC	25,980	$1,859,908

		$1,859,908

Food & Staples Retailing — 2.2%
Sprouts Farmers Market, Inc.(1)	68,506	$2,054,495

		$2,054,495

Food Products — 2.1%
Mondelez International, Inc., Class A	47,956	$1,994,490

		$1,994,490

Health Care Equipment & Supplies — 4.8%
Cooper Cos., Inc. (The)	10,435	$1,896,770
Medtronic PLC	34,559	2,637,543

		$4,534,313

Internet & Catalog Retail — 7.7%
Amazon.com, Inc.(1)	8,429	$3,617,980
Priceline Group, Inc. (The)(1)	3,114	3,649,732

		$7,267,712

Internet Software & Services — 10.7%
Facebook, Inc., Class A(1)	45,519	$3,604,650
Google, Inc., Class C(1)	9,339	4,969,375
Twitter, Inc.(1)	40,281	1,477,104

		$10,051,129

IT Services — 2.7%
Visa, Inc., Class A	37,233	$2,557,162

		$2,557,162

Media — 2.1%
Walt Disney Co. (The)	17,937	$1,979,707

		$1,979,707

1

Security	Shares	Value
Multiline Retail — 2.7%
Dollar General Corp.	35,035	$2,543,191

		$2,543,191

Oil, Gas & Consumable Fuels — 0.6%
EOG Resources, Inc.	6,398	$567,439

		$567,439

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	21,684	$1,895,832

		$1,895,832

Pharmaceuticals — 7.6%
AbbVie, Inc.	29,697	$1,977,523
Bristol-Myers Squibb Co.	38,924	2,514,490
Perrigo Co. PLC	14,305	2,722,242

		$7,214,255

Road & Rail — 4.0%
Genesee & Wyoming, Inc., Class A(1)	19,900	$1,638,566
Union Pacific Corp.	21,347	2,154,126

		$3,792,692

Semiconductors & Semiconductor Equipment — 5.3%
Avago Technologies, Ltd.	20,126	$2,980,057
NXP Semiconductors NV(1)	17,890	2,008,152

		$4,988,209

Software — 5.2%
salesforce.com, inc.(1)	26,958	$1,961,195
Tableau Software, Inc., Class A(1)	25,596	2,897,723

		$4,858,918

Specialty Retail — 6.6%
Restoration Hardware Holdings, Inc.(1)	20,619	$1,875,504
Signet Jewelers, Ltd.	17,883	2,312,809
TJX Cos., Inc. (The)	32,355	2,083,015

		$6,271,328

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	46,511	$6,059,453

		$6,059,453

Total Common Stocks (identified cost $80,914,010)		$89,999,368

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$3,566	$3,566,306

Total Short-Term Investments (identified cost $3,566,306)		$3,566,306

Total Investments — 99.2% (identified cost $84,480,316)		$93,565,674

Other Assets, Less Liabilities — 0.8%		$800,614

Net Assets — 100.0%		$94,366,288

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $1,340.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,482,639

Gross unrealized appreciation	$9,829,256
Gross unrealized depreciation	(746,221)

Net unrealized appreciation	$9,083,035

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$89,999,368	*	$—	$—	$89,999,368
Short-Term Investments	—		3,566,306	—	3,566,306
Total Investments	$89,999,368		$3,566,306	$—	$93,565,674

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 3.1%
United Technologies Corp.	14,029	$1,643,778

		$1,643,778

Air Freight & Logistics — 3.0%
C.H. Robinson Worldwide, Inc.	26,343	$1,626,153

		$1,626,153

Banks — 13.9%
Citigroup, Inc.	41,634	$2,251,566
JPMorgan Chase & Co.	41,542	2,732,633
Wells Fargo & Co.	44,149	2,470,578

		$7,454,777

Capital Markets — 5.8%
Credit Suisse Group AG	61,533	$1,632,180
Invesco, Ltd.	38,036	1,514,974

		$3,147,154

Chemicals — 2.8%
Monsanto Co.	12,716	$1,487,518

		$1,487,518

Communications Equipment — 3.2%
QUALCOMM, Inc.	24,937	$1,737,610

		$1,737,610

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	21,855	$1,080,511

		$1,080,511

Electric Utilities — 2.8%
NextEra Energy, Inc.	14,834	$1,518,112

		$1,518,112

Food & Staples Retailing — 5.5%
CVS Health Corp.	14,789	$1,514,098
Kroger Co. (The)	19,507	1,420,109

		$2,934,207

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	20,595	$1,571,810

		$1,571,810

Industrial Conglomerates — 3.8%
General Electric Co.	74,812	$2,040,123

		$2,040,123

Insurance — 6.0%
Aflac, Inc.	24,569	$1,528,683
XL Group PLC	44,980	1,694,847

		$3,223,530

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	7,837	$1,015,910

		$1,015,910

1

Security	Shares	Value
Media — 3.0%
CBS Corp., Class B	26,061	$1,608,485

		$1,608,485

Multi-Utilities — 2.8%
Sempra Energy	14,157	$1,521,453

		$1,521,453

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	9,077	$758,928
Exxon Mobil Corp.	24,885	2,120,202
Occidental Petroleum Corp.	15,653	1,223,908
Phillips 66	12,985	1,027,373

		$5,130,411

Pharmaceuticals — 10.9%
Eli Lilly & Co.	18,158	$1,432,666
Merck & Co., Inc.	30,519	1,858,302
Roche Holding AG PC	4,659	1,420,395
Teva Pharmaceutical Industries, Ltd. ADR	19,567	1,175,977

		$5,887,340

Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	19,535	$1,451,841

		$1,451,841

Software — 5.7%
Microsoft Corp.	34,935	$1,637,054
Oracle Corp.	32,944	1,432,735

		$3,069,789

Specialty Retail — 3.0%
Home Depot, Inc. (The)	14,423	$1,607,011

		$1,607,011

Tobacco — 3.6%
Reynolds American, Inc.	25,324	$1,943,617

		$1,943,617

Total Common Stocks (identified cost $50,065,413)		$52,701,140

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(1)	$957	$956,605

Total Short-Term Investments (identified cost $956,605)		$956,605

Total Investments — 99.7% (identified cost $51,022,018)		$53,657,745

Other Assets, Less Liabilities — 0.3%		$160,914

Net Assets — 100.0%		$53,818,659

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $404.

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,080,721

Gross unrealized appreciation	$3,316,647
Gross unrealized depreciation	(739,623)

Net unrealized appreciation	$2,577,024

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,215,496	$—		$—	$3,215,496
Consumer Staples	4,877,824	—		—	4,877,824
Energy	5,130,411	—		—	5,130,411
Financials	13,645,122	1,632,180		—	15,277,302
Health Care	7,054,665	1,420,395		—	8,475,060
Industrials	5,310,054	—		—	5,310,054
Information Technology	4,807,399	—		—	4,807,399
Materials	1,487,518	—		—	1,487,518
Telecommunication Services	1,080,511	—		—	1,080,511
Utilities	3,039,565	—		—	3,039,565
Total Common Stocks	$49,648,565	$3,052,575	*	$—	$52,701,140
Short-Term Investments	$—	$956,605		$—	$956,605
Total Investments	$49,648,565	$4,009,180		$—	$53,657,745

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Global Natural Resources Fund

May 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Energy — 53.4%
Energy Equipment & Services — 8.5%
Halliburton Co.	2,266	$102,876
Schlumberger, Ltd.	2,180	197,879
Superior Energy Services, Inc.	4,300	99,287
Trican Well Service, Ltd.	12,000	37,343
Trinidad Drilling, Ltd.	24,891	91,470

		$528,855

Oil, Gas & Consumable Fuels — 44.9%
Anadarko Petroleum Corp.	1,600	$133,776
ARC Resources, Ltd.	5,400	98,916
Cameco Corp.	1,900	28,479
Canadian Natural Resources, Ltd.	1,000	30,862
Chevron Corp.	500	51,500
Cimarex Energy Co.	2,100	242,571
Continental Resources, Inc.(1)	1,400	63,784
Crescent Point Energy Corp.	6,300	142,758
Devon Energy Corp.	2,100	136,962
Enbridge, Inc.	2,300	110,006
EOG Resources, Inc.	700	62,083
Exxon Mobil Corp.	2,200	187,440
Hess Corp.	1,300	87,776
Husky Energy, Inc.	8,300	163,117
Imperial Oil, Ltd.	2,200	86,295
Kinder Morgan, Inc.	2,980	123,640
Marathon Petroleum Corp.	1,390	143,809
Noble Energy, Inc.	1,300	56,914
NuVista Energy, Ltd.(1)	11,100	68,728
Oasis Petroleum, Inc.(1)	2,100	35,658
Oryx Petroleum Corp., Ltd.(1)	9,752	31,289
Raging River Exploration, Inc.(1)	8,300	59,734
Royal Dutch Shell PLC, Class A ADR	1,500	89,580
Seven Generations Energy, Ltd., Class A(1)	2,391	32,108
Storm Resources, Ltd.(1)	20,400	76,935
Suncor Energy, Inc.	2,000	58,459
Tourmaline Oil Corp.(1)	1,000	32,317
Valero Energy Corp.	4,100	242,884
Whiting Petroleum Corp.(1)	3,204	105,700

		$2,784,080

		$3,312,935

Materials — 37.8%
Chemicals — 15.7%
Eastman Chemical Co.	1,662	$127,592
Ecolab, Inc.	800	91,720
Huntsman Corp.	6,500	145,860
LyondellBasell Industries NV, Class A	3,100	313,410
Monsanto Co.	2,500	292,450

		$971,032

Security	Shares	Value
Metals & Mining — 17.4%
Agnico-Eagle Mines, Ltd.	1,400	$45,053
BHP Billiton PLC	5,500	115,960
Capstone Mining Corp.(1)	42,300	41,157
Eldorado Gold Corp.	9,392	45,238
First Quantum Minerals, Ltd.	3,236	41,842
Freeport-McMoRan, Inc.	2,300	45,195
Glencore PLC	27,600	121,740
Goldcorp, Inc.	3,100	55,040
Lundin Mining Corp.(1)	9,400	42,556
MMC Norilsk Nickel ADR	6,236	109,869
Outokumpu Oyj(1)	18,825	102,751
Randgold Resources, Ltd. ADR	900	65,007
Rio Tinto PLC	1,000	43,734
Royal Gold, Inc.	1,100	71,247
Silver Wheaton Corp.	3,300	63,023
South32, Ltd.(1)	5,500	9,079
Teck Resources, Ltd., Class B	5,400	62,832

		$1,081,323

Paper & Forest Products — 4.7%
Canfor Corp.(1)	6,200	$127,978
West Fraser Timber Co., Ltd.	3,000	165,439

		$293,417

		$2,345,772

Total Common Stocks (identified cost $6,676,465)		$5,658,707

Short-Term Investments — 8.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$523	$522,734

Total Short-Term Investments (identified cost $522,734)		$522,734

Total Investments — 99.6% (identified cost $7,199,199)		$6,181,441

Other Assets, Less Liabilities — 0.4%		$26,916

Net Assets — 100.0%		$6,208,357

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2015 was $225.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	59.4%	$3,684,747
Canada	29.6	1,838,974
United Kingdom	7.0	436,021
Russia	1.8	109,869
Finland	1.7	102,751
Australia	0.1	9,079

Total Investments	99.6%	$6,181,441

The Fund did not have any open financial instruments at May 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,198,840

Gross unrealized appreciation	$309,247
Gross unrealized depreciation	(1,326,646)

Net unrealized depreciation	$(1,017,399)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$3,312,935	$—		$—	$3,312,935
Materials	1,851,718	494,054		—	2,345,772
Total Common Stocks	$5,164,653	$494,054	*	$—	$5,658,707
Short-Term Investments	$—	$522,734		$—	$522,734
Total Investments	$5,164,653	$1,016,788		$—	$6,181,441

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 27, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 27, 2015